Dividends	12 Months Ended
Mar. 31, 2026
Dividends [Abstract]
DIVIDENDS
19.	DIVIDENDS

The Company declared three dividend payments during the fiscal year ended March 31, 2025: a dividend of $0.05 per share that was paid on May 3, 2024, a dividend of $0.02 per share that was paid on October 11, 2024 and a dividend of $0.05 per share that was paid on December 24, 2024. No dividend was paid during the fiscal year ended March 31, 2026